Share-based Compensation - Summary of Restricted Share Units (Detail) (Long Term Incentive Plans [Member], Restricted Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term Incentive Plans [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2014	3,821,895
Shares, Granted	1,645,188
Shares, Vested	(1,687,895)
Shares, Forfeited	(221,451)
Shares, Outstanding at December 31, 2014	3,557,737	3,821,895
Weighted average grant date fair value, Outstanding at January 1, 2014	$ 31.50
Weighted average grant date fair value, Granted	$ 63.42	$ 39.23	$ 23.31
Weighted average grant date fair value, Vested	$ 28.44
Weighted average grant date fair value, Forfeited	$ 29.18
Weighted average grant date fair value, Outstanding at December 31, 2014	$ 47.86	$ 31.50